Share-based compensation - Summary of Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares	Dec. 31, 2021 year $ / shares
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share) | $ / shares			$ 5.59
Dividend yield (%)			0.00%
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share options (years)			6.05
Expected volatility (%)			41.26%
Risk free interest rate (%)			(0.63%)
2019 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share options (years)			6.19
Expected volatility (%)			41.45%
Risk free interest rate (%)			(0.48%)
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share) | $ / shares	$ 2.53	$ 2.06	$ 16.81
Expected life of share options (years)	5.50	5.50	5.50
Expected volatility (%)	69.50%	62.65%	41.65%
Risk free interest rate (%)	3.45%	2.42%	0.87%
2021 EIP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share) | $ / shares	$ 4.72	$ 8.36	$ 18.00
Expected life of share options (years)	7.00	7.00	7.00
Expected volatility (%)	74.96%	69.43%	59.77%
Risk free interest rate (%)	4.67%	4.00%	1.36%